Information by segment and main country	12 Months Ended
Dec. 31, 2017
Disclosure of information by segment and main country [Abstract]
Information by segment and main country [Text block]
Table of Contents

Note 2Information by segment and main country

Philips Group
Information on income statement
in millions of EUR unless otherwise stated
2015 - 2017
	sales	sales including intercompany	depreciation and amortization [1] )	Adjusted EBITA [2] )
2017
Personal Health	7,310	7,333	(371)	1,221
Diagnosis & Treatment	6,891	6,953	(267)	716
Connected Care & Health Informatics	3,163	3,200	(208)	372
HealthTech Other	415	559	(177)	(109)
Legacy Items	1	6	(2)	(48)
Inter-segment eliminations		(269)
Philips Group	17,780	17,780	(1,025)	2,153

2016
Personal Health	7,099	7,119	(385)	1,108
Diagnosis & Treatment	6,686	6,741	(229)	631
Connected Care & Health Informatics	3,158	3,213	(184)	324
HealthTech Other	478	635	(177)	(66)
Legacy Items	1	6	(2)	(76)
Inter-segment eliminations		(292)
Philips Group	17,422	17,422	(976)	1,921

2015
Personal Health	6,751	6,764	(375)	966
Diagnosis & Treatment	6,484	6,531	(249)	515
Connected Care & Health Informatics	3,022	3,080	(198)	294
HealthTech Other	503	670	(156)	8
Legacy Items	46	84	7	(95)
Inter-segment eliminations		(323)
Philips Group	16,806	16,806	(972)	1,688
1) Includes impairments.
2) For reconciliation Adjusted EBITA, refer to the table below.

In 2016, Philips established two stand-alone companies focused on the HealthTech and Lighting opportunities. Following this separation, Philips changed the way it allocates resources and analyzes its performance based on a new segment structure. Accordingly, from 2016 the reportable segments for the purpose of the disclosures required by IFRS 8, Operating Segments, are Personal Health, Diagnosis & Treatment, and Connected Care & Health Informatics, each being responsible for the management of its business worldwide. Additionally, HealthTech Other and Legacy Items are included. From 2017, Lighting is reported as part of Discontinued Operations (refer to Discontinued operations and assets classified as held for sale).

Philips focuses on improving people’s lives through meaningful innovation across the health continuum – from healthy living and prevention to diagnosis, treatment and home care. The Personal Health businesses deliver integrated, connected solutions that support healthier lifestyles and those living with chronic disease. The Diagnosis & Treatment businesses deliver precision medicine and least-invasive treatment and therapy to improve outcomes, lower the cost of care delivery and enhance the patient experience. The Connected Care & Health Informatics businesses deliver digital solutions that facilitate value-based care through consumer technology, patient monitoring and clinical informatics.

The Executive Committee of Philips is deemed to be the chief operating decision maker (CODM) for IFRS 8 segment reporting purposes. The key segmental performance measure is Adjusted EBITA, which Management believes is the most relevant measure to evaluate the results of the segments.

The term Adjusted EBITA is used to evaluate the performance of Philips and its segments. EBITA represents Income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill. Adjusted EBITA represents EBITA excluding gains or losses from restructuring costs, acquisition-related charges and other items.

Adjusted EBITA is not a recognized measure of financial performance under IFRS. Below is a reconciliation of Adjusted EBITA to the most directly comparable IFRS measure, Net income, for the years indicated. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.

Philips Group
Reconciliation from net income to Adjusted EBITA
in millions of EUR
2015 - 2017
	Philips Group	Personal Health	Diagnosis & Treatment	Connected Care & Health Informatics	HealthTech Other	Legacy Items
2017
Net Income	1,870
Discontinued operations, net of income taxes	(843)
Income tax expense	349
Investments in associates, net of income taxes	4
Financial expenses	263
Financial income	(126)
Income from operations	1,517	1,075	488	206	(149)	(103)
Amortization of acquired intangible assets	260	135	55	44	26
Impairment of goodwill	9				9
EBITA	1,787	1,211	543	250	(114)	(103)
Restructuring and acquisition-related charges	316	11	151	91	64
Other items	50		22	31	(59)	55
Adjusted EBITA	2,153	1,221	716	372	(109)	(48)

2016
Net Income	1,491
Discontinued operations, net of income taxes	(660)
Income tax expense	203
Investments in associates, net of income taxes	(11)
Financial expenses	507
Financial income	(65)
Income from operations	1,464	953	546	275	(129)	(181)
Amortization of acquired intangible assets	242	139	48	46	9
Impairment of goodwill	1			1
EBITA	1,707	1,092	594	322	(120)	(181)
Restructuring and acquisition-related charges	94	16	37	14	28	(1)
Other items	120			(12)	26	106
Adjusted EBITA	1,921	1,108	631	324	(66)	(76)

2015
Net Income	638
Discontinued operations, net of income taxes	(479)
Income tax expense	169
Investments in associates, net of income taxes	(30)
Financial expenses	453
Financial income	(94)
Income from operations	658	736	322	173	49	(622)
Amortization of acquired intangible assets	273	149	55	54	15
EBITA	931	885	377	227	64	(622)
Restructuring and acquisition-related charges	186	37	131	38	(19)	(1)
Other items	571	44	7	29	(37)	528
Adjusted EBITA	1,688	966	515	294	8	(95)

Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales.

Philips Group
Main countries
in millions of EUR
2015 - 2017
	sales [1] )	tangible and intangible assets [2] )
2017
Netherlands	414	1,154
United States	6,084	8,408
China	2,322	959
Germany	1,011	270
Japan	1,059	457
France	530	33
India	425	100
Other countries	5,935	1,263
Total main countries	17,780	12,644

2016
Netherlands	393	1,007
United States	5,948	9,425
China	2,210	1,167
Germany	965	201
Japan	1,103	492
France	513	45
India	399	121
Other countries	5,891	2,147
Total main countries	17,422	14,605

2015
Netherlands	374	970
United States	5,742	9,291
China	2,132	1,194
Germany	929	170
Japan	962	455
France	487	48
India	431	134
Other countries	5,749	2,276
Total main countries	16,806	14,538
1) The sales are reported based on country of destination.
2) Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill